Pledged Assets and Collateral - Additional Information (Detail) - JPY (¥) ¥ in Billions	Mar. 31, 2022	Mar. 31, 2021
Assets that Continue to be Recognized, Securitized or Asset-backed Financing Arrangement Assets and any Other Financial Assets Managed Together [Line Items]
Reserve funds maintained with the BOJ	¥ 48,897	¥ 46,346
Reserve funds requires to be maintained by MHFG Group	1,678	1,617
Fair value collateral received that can be sold or repledged	16,632	13,882
Fair value collateral received that can be sold or repledged, value of collateral sold or repledged	¥ 14,865	¥ 12,583